SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total advisory services income	$ 29,472
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total advisory services income	25,628
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total advisory services income	$ 3,844